ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.             ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Accounts receivable	188,103	146,389	22,435
Less: allowance for doubtful accounts	(82,495)	(80,230)	(12,296)

	105,608	66,159	10,139

As of December 31, 2019 and 2020, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Balance, beginning of year	82,366	82,495	12,643
Additions for the current year	3,066	350	54
Recovery	(2,937)	(2,615)	(401)

Balance, end of year	82,495	80,230	12,296